Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest revenues
Discount revenue	$ 17,739	$ 16,734	$ 14,880
Net card fees	2,506	2,448	2,321
Travel commissions and fees	1,940	1,971	1,773
Other commissions and fees	2,317	2,269	2,031
Other	2,452	2,164	1,927
Total non-interest revenues	26,954	25,586	22,932
Interest income
Interest on loans	6,511	6,272	6,564
Interest and dividends on investment securities	246	327	443
Deposits with banks and other	97	97	66
Total interest income	6,854	6,696	7,073
Interest expense
Deposits	480	528	546
Long-term debt and other	1,746	1,792	1,877
Total interest expense	2,226	2,320	2,423
Net interest income	4,628	4,376	4,650
Total revenues net of interest expense	31,582	29,962	27,582
Provisions for losses
Charge card	742	770	595
Cardmember loans	1,149	253	1,527
Other	99	89	85
Total provisions for losses	1,990	1,112	2,207
Total revenues net of interest expense after provisions for losses	29,592	28,850	25,375
Expenses
Marketing, promotion, rewards and cardmember services	9,971	9,930	8,738
Salaries and employee benefits	6,597	6,252	5,566
Other, net	6,573	5,712	5,107
Total	23,141	21,894	19,411
Pretax income from continuing operations	6,451	6,956	5,964
Income tax provision	1,969	2,057	1,907
Income from continuing operations	4,482	4,899	4,057
Income from discontinued operations	0	36	0
Net income	$ 4,482	$ 4,935	$ 4,057
Earnings Per Share, Basic [Abstract]
Income from continuing operations attributable to common shareholders	$ 3.91	$ 4.11	$ 3.37
Income from discontinued operations	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 3.91	$ 4.14	$ 3.37
Earnings Per Share, Diluted [Abstract]
Income from continuing operations attributable to common shareholders	$ 3.89	$ 4.09	$ 3.35
Income from discontinued operations	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 3.89	$ 4.12	$ 3.35
Average common shares outstanding for earnings per common share:
Basic	1,135	1,178	1,188
Diluted	1,141	1,184	1,195